Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2012		May 31, 2011		May 31, 2010
Movement in Valuation Allowances and Reserves [Roll Forward]
Net accounts receivables related to Greece reclassified to long-term assets					$ 38.9
Allowance for doubtful receivables [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	38.2		40.6		48.9
Charged to Costs and Expenses	15.7		13.8		22.8	[1]
Charged to Other Accounts	(16.2)	[2]	(12.3)	[2]	(11.3)	[1],[2]
Deductions	(1.2)	[3]	(3.9)	[3]	(19.8)	[3]
Balance at End of Year	36.5		38.2		40.6
Allowance for doubtful receivables [Member] | Greek bonds [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at End of Year					$ 8.4

[1]	For the year ended May 31, 2010, $38.9 million of net accounts receivables related to Greece were reclassified to long-term assets due to the proposal of the Greek government to settle certain debts with the issuance of zero-coupon bonds not expected to be settled in the next twelve months. These net accounts receivables included $8.4 million of Greece allowance for doubtful receivables, which is included above in the effect of foreign currency translation amount, and also included above in the deductions amount.
[2]	Primarily effect of foreign currency translation.
[3]	Uncollectible accounts written off.